Risks and concentration	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Risks and concentration

3.	Risks and concentration

(a)	Concentration of credit risk

Financial instruments that may potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, interest receivables and long-term investment. As of December 31, 2024 and 2025, a majority of the Group’s cash and cash equivalents, short-term investments, interest receivables and long-term investment were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions.

The Group’s sales arrangements usually require full prepayment before the delivery of products. For credit sales, the Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. There was no allowance for doubtful accounts recorded as of December 31, 2024 and 2025.

Customers which contributed more than 10% of total revenue are as below:

	For the year ended December 31,
	2023	2024	2025
Customer A	42%	0%	0%
Customer B	1%	31%	35%
Customer C	56%	20%	27%
Customer D	0%	10%	22%

(b)	Supplier concentration

The Group currently purchased all of its integrated circuits, an important component of its mining products, from one third-party foundry partner for the year ended December 31, 2023, and two third-party foundry partners for the years ended December 31, 2024 and 2025. Although only a limited number of manufacturers for such integrated circuits are available, management believes that other suppliers could provide similar integrated circuits on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.